UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21504
                                                     ---------

                  Advent/Claymore Enhanced Growth & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            1065 Avenue of the Americas, New York, NY      10018
--------------------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)

                             Robert White, Treasurer

                           1065 Avenue of the Americas

                               New York, NY 10018
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675
                                                     --------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: January 31, 2009
                          ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

LCM | ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
PRINCIPAL AMOUNT                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS -- 91.4%
                           CONVERTIBLE BONDS -- 49.6%
                           AEROSPACE AND DEFENSE - 1.6%
$        2,000,000         Alliant Techsystems, Inc., BB-
                           2.75%, 2/15/24 (a)                                                             $   2,170,000
                                                                                                          -------------

                           AGRICULTURE - 1.8%
$          750,000         Archer-Daniels-Midland Co., A
                           0.875%, 2/15/14 (a)                                                                  693,750
HKD     12,500,000         Chaoda Modern Agriculture Holdings Ltd., Ser. CHAO, BB-
                           0.00%, 5/8/11 (Cayman Islands) (f)                                                 1,778,539
                                                                                                          -------------
                                                                                                              2,472,289
                                                                                                          -------------
                           BANKS - 0.7%
$        1,000,000         National City Corp., A
                           4.00%, 2/1/11                                                                        918,750
                                                                                                          -------------

                           BEVERAGES - 0.7%
$          950,000         Molson Coors Brewing Co., BBB
                           2.50%, 7/30/13 (a)                                                                 1,023,625
                                                                                                          -------------

                           BIOTECHNOLOGY - 3.9%
$        3,000,000         Amgen, Inc., A+
                           0.125%, 2/1/11                                                                     2,790,000
$        1,150,000         Life Technologies Corp., BB+
                           2.00%, 8/1/23 (a)                                                                  1,105,438
$        1,500,000         United Therapeutics Corp.,  NR
                           0.50%, 10/15/11 (a)                                                                1,539,375
                                                                                                          -------------
                                                                                                              5,434,813
                                                                                                          -------------
                           CHEMICALS -- 4.1%
(euro)   2,000,000         Bayer Capital Corp. BV, BBB
                           6.625%, 6/1/09 (Netherlands) (a)                                                   2,907,209
CHF      1,300,000         Lonza Finance Ltd., NR
                           1.50%, 7/15/09 (Jersey) (a)                                                        1,302,016
HKD      9,250,000         Sinofert Holdings Ltd., NR
                           0.00% 8/7/11 (Bermuda) (f)                                                         1,514,897
                                                                                                          -------------
                                                                                                              5,724,122
                                                                                                          -------------
                           COAL - 0.6%
$        1,250,000         Massey Energy Co., BB-
                           3.25%, 8/1/15 (a)                                                                    771,875
                                                                                                          -------------

                           COMPUTERS - 1.4%
$          500,000         DST Systems, Inc. NR
                           4.125%, 8/15/23 (a)(g)                                                               463,125
$        1,500,000         EMC Corp., A-
                           1.75%, 12/1/11 (a)                                                                 1,455,000
                                                                                                          -------------
                                                                                                              1,918,125
                                                                                                          -------------
                           DIVERSIFIED FINANCIAL SERVICES - 5.3%
$        3,750,000         Merrill Lynch & Co., Inc., NR
                           0.00%, 3/13/32 (f) (h)                                                             4,071,000
$        3,300,000         Nasdaq OMX Group, Inc. (The), BB+
                           2.50%, 8/15/13 (a)(d)                                                              2,541,000
                                                                                                          -------------
                                                                                                              6,612,000
                                                                                                          -------------
                           ELECTRONICS - 0.1%
$          202,000         Flextronics International Ltd., BB-
                           1.00%, 8/1/10 (Singapore)                                                            172,963
                                                                                                          -------------

                           HEALTHCARE - PRODUCTS - 2.7%
$        1,500,000         Apogent Technologies, Inc., A-
                           0.74625%, 12/15/33  (a)(h)                                                         1,911,900
$        2,000,000         Beckman Coulter, Inc., BBB
                           2.50%, 12/15/36 (a)                                                                1,902,500
                                                                                                          -------------
                                                                                                              3,814,400
                                                                                                          -------------
                           HEALTHCARE - SERVICES - 1.0%
$        1,565,000         Laboratory Corp. of America Holdings, BBB-
                           0.00%, 9/11/21 (a)(f)                                                              1,320,469
                                                                                                          -------------

                           INSURANCE - 1.8%
$        2,600,000         Prudential Financial, Inc., A
                           0.36625%, 12/15/37 (a)(h)                                                          2,496,000
                                                                                                          -------------

                           INTERNET - 2.7%
$        1,250,000         Akamai Technologies, Inc., NR
                           1.00%, 12/15/33 (a)                                                                1,339,063
$        1,500,000         HLTH Corp., NR
                           1.75%, 6/15/23                                                                     1,385,625
$        1,000,000         Symantec Corp., NR
                           0.75%, 6/15/11 (a)                                                                   987,500
                                                                                                          -------------
                                                                                                              3,712,188
                                                                                                          -------------

                           LEISURE TIME - 1.9%
$        3,000,000         Carnival Corp., A-
                           2.00%, 4/15/21 (Panama) (a)                                                        2,651,250
                                                                                                          -------------

                           MINING - 1.3%
$        1,000,000         Newmont Mining Corp.,  BBB+
                           1.25%, 7/15/14                                                                     1,063,750
$          500,000         Placer Dome, Inc./Barrick Gold Corp., A-
                           2.75%, 10/15/23 (Canada) (a)                                                         782,500
                                                                                                          -------------
                                                                                                              1,846,250
                                                                                                          -------------
                           MISCELLANEOUS MANUFACTURING - 1.0%
$        1,600,000         Danaher Corp., A+
                           0.00%, 1/22/21 (a)(f)                                                              1,394,000
                                                                                                          -------------

                           OIL & GAS - 2.8%
$          838,000         Carrizo Oil & Gas, Inc., NR
                           4.375%, 6/01/28 (a)                                                                  424,238
$        3,000,000         Transocean, Inc., Ser. A, BBB+
                           1.625%, 12/15/37 (Switzerland) (a)                                                 2,655,000
$        1,000,000         SOCO Finance Jersey Ltd., Ser. SIA, NR
                           4.50%, 5/16/13 (Jersey)                                                              786,953
$        1,000,000         Transocean, Inc., Ser. C, BBB+
                           1.5%, 12/15/37 (Switzerland) (a)                                                     791,250
                                                                                                          -------------
                                                                                                              4,657,441
                                                                                                          -------------
                           OIL & GAS SERVICES - 1.1%
$        1,725,000         Core Laboratories LP, NR
                           0.25%, 10/31/11 (a)                                                                1,571,906
                                                                                                          -------------

                           PACKAGING AND CONTAINERS - 0.2%
$          330,000         Sealed Air Corp., BB+
                           3.00%, 6/30/33 (d)                                                                   284,625
                                                                                                          -------------

                           PHARMACEUTICALS - 2.7%
$        1,750,000         Shire PLC, Ser. REGs, NR
                           2.75%, 5/9/14 (Jersey) (a)                                                         1,423,424
$          700,000         Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+
                           1.75%, 2/1/26 (Netherlands Antilles) (a)                                             745,500
$        1,625,000         Teva Pharmaceutical Finance LLC, Ser. C, BBB+
                           0.25%, 2/1/26 (a)                                                                  1,610,781
                                                                                                          -------------
                                                                                                              3,779,705
                                                                                                          -------------
                           REITS - 2.5%
$          944,000         Hospitality Properties Trust, BBB
                           3.80%, 3/15/27 (a)                                                                   588,820
$        1,250,000         Host Hotels & Resorts LP, BB+
                           3.25%, 4/15/24 (d)                                                                 1,129,688
$        1,300,000         Reckson Operating Partnership LP/SL Green Realty Corp., BB+
                           4.00%, 6/15/25 (a)                                                                 1,166,750
$          700,000         UDR, Inc., BBB
                           4.00%, 12/15/35 (a)                                                                  593,250
                                                                                                          -------------
                                                                                                              3,478,508
                                                                                                          -------------
                           RETAIL - 1.8%
$        2,500,000         Dick's Sporting Goods, Inc., NR
                           0.00%, 2/18/24 (g)                                                                 1,662,500
HKD      5,800,000         Golden Eagle Retail Group Ltd., NR
                           0.00%, 10/23/11 (Cayman Islands) (f)                                                 776,917
                                                                                                          -------------
                                                                                                              2,439,417
                                                                                                          -------------
                           SEMICONDUCTORS - 1.6%
$        2,083,000         Linear Technology Corp., Ser. A, NR
                           3.00%, 5/1/27 (a)                                                                  1,632,551
$          750,000         ON Semiconductor Corp., Ser. B,  B+
                           0.00%, 4/15/24 (a)(f)                                                                647,813
                                                                                                          -------------
                                                                                                              2,280,364
                                                                                                          -------------
                           SOFTWARE - 1.1%
$        1,500,000         CA, Inc., BBB
                           1.625%, 12/15/09 (a)                                                               1,567,500
                                                                                                          -------------

                           TELECOMMUNICATIONS - 3.2%
$        1,600,000         Inmarsat PLC, Ser. ISAT, NR
                           1.75%, 11/16/17 (United Kingdom)                                                   1,304,013
$        1,250,000         Lucent Technologies, Inc., Ser. A, BB-
                           2.875%, 6/15/23                                                                    1,012,500
JPY    168,000,000         Softbank Corp., BB
                           1.50%, 3/31/13 (Japan)                                                             1,619,130
$        1,000,000         Virgin Media, Inc., B-
                           6.50%, 11/15/16, (a)(d)                                                              451,250
                                                                                                          -------------
                                                                                                              4,386,893
                                                                                                          -------------

                           TOTAL CONVERTIBLE BONDS - 49.6%
                           (Cost $69,308,219)                                                                68,899,478
                                                                                                          -------------

NUMBER OF SHARES                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------

                           CONVERTIBLE PREFERRED STOCKS -- 17.6%
                           ADVERTISING - 1.0%
$          125,925         Elf Special Financing Ltd./Interpublic Group of Companies, Inc., B+
                           2.34625%, 6/15/09 (a)(d)(h)                                                        1,362,900
                                                                                                          -------------

                           BANKS  -- 3.3%
             2,235         Bank of America Corp., Ser. L, 7.25%, 2049 (a)(e)                                  1,127,557
            85,985         Citigroup, Inc., Ser. T,  6.50%, 2049 (a)(e)                                       1,311,271
            14,000         Keycorp, Ser. A, 7.75%, 2049 (a)(e)                                                  920,920
             2,000         Wells Fargo & Co., Ser. L, 7.5%, 2049 (a)(e)                                       1,274,000
                                                                                                          -------------
                                                                                                              4,633,748
                                                                                                          -------------
                           DIVERSIFIED FINANCIAL SERVICES  -- 1.9%
             4,405         SLM Corp., Ser. C,  7.25%, 2010 (a)                                                2,628,684
                                                                                                          -------------

                           ELECTRIC - 2.5%
            44,100         Entergy Corp., 7.625%, 2009 (a)                                                    2,143,701
             6,000         NRG Energy, Inc. 5.75%, 2009 (a)                                                   1,290,000
                                                                                                          -------------
                                                                                                              3,433,701
                                                                                                          -------------
                           HOUSEHOLD PRODUCTS/WARES-- 1.2%
            60,000         Avery Dennison Corp., 7.875%, 2020                                                 1,740,000
                                                                                                          -------------

                           MINING - 2.2%
            30,000         Freeport-McMoran Copper & Gold, Inc., 6.75%, 2010 (a)                              1,398,000
            55,450         Vale Capital Ltd., Ser. RIO, 5.5%, 2010 (Brazil) (i)                               1,727,267
                                                                                                          -------------
                                                                                                              3,125,267
                                                                                                          -------------
                           PHARMACEUTICALS  -- 4.7%
             5,570         Mylan, Inc., 6.50%, 2010 (a)                                                       3,733,961
            16,000         Schering-Plough Corp., 6.00%, 2010 (a)(c )                                         2,784,160
                                                                                                          -------------
                                                                                                              6,518,121
                                                                                                          -------------
                           TELECOMMUNICATIONS-- 0.8%
             3,574         Lucent Technologies Capital Trust I, 7.75%, 2017                                   1,072,200
                                                                                                          -------------

                           TOTAL CONVERTIBLE PREFERRED STOCKS - 17.6%
                           (Cost $34,288,807)                                                                24,514,621
                                                                                                          -------------

PRINCIPAL AMOUNT                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------

                           CORPORATE BONDS -- 13.3%
                           DIVERSIFIED FINANCIAL SERVICES - 7.4%
$       10,237,501         Dow Jones CDX North America High Yield, Ser. 3-4, NR
                           10.50%, 12/29/09 (d)                                                              10,339,876
                                                                                                          -------------

                           HEALTHCARE-SERVICES -- 0.4%
$          500,000         HCA, Inc., BB-
                           9.25%, 11/15/16                                                                      477,500
                                                                                                          -------------

                           HOLDING COMPANIES - DIVERSIFIED -- 0.6%
$        1,000,000         Leucadia National Corp., BB+
                           8.125%, 9/15/15                                                                      810,000
                                                                                                          -------------

                           OIL AND GAS SERVICES -- 1.8%
$        3,000,000         CCS, Inc., B-
                           11.00%, 11/15/15 (Canada) (d)                                                      2,100,000
$          750,000         Forbes Energy Services, Ltd., B
                           11.00%, 2/15/15 (Bermuda)                                                            450,000
                                                                                                          -------------
                                                                                                              2,550,000
                                                                                                          -------------
                           PHARMACEUTICALS - 1.1%
$        1,665,000         Axcan Intermediate Holdings, Inc., B
                           12.75%, 3/1/16                                                                     1,498,500
                                                                                                          -------------

                           SEMICONDUCTORS -- 0.7%
$        1,700,000         Amkor Technology, Inc., B+
                           9.25%, 6/1/16                                                                        943,500
                                                                                                          -------------

                           TELECOMMUNICATIONS - 1.3%
$          750,000         Fairpoint Communications, Inc., B+
                           13.125%, 4/1/18 (d)                                                                  420,000
$        1,500,000         Intelsat Jackson Holdings Ltd., CCC+
                           11.25%, 6/15/16 (Bermuda)                                                          1,434,375
                                                                                                          -------------
                                                                                                              1,854,375
                                                                                                          -------------
                           TOTAL CORPORATE BONDS --13.3%
                           (Cost $20,771,105)                                                                18,473,751
                                                                                                          -------------

NUMBER OF SHARES                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------

                           COMMON STOCKS -- 9.5%
                           AGRICULTURE-- 1.5%
            35,000         Lorillard, Inc.  (a)                                                               2,081,100
                                                                                                          -------------

                           BIOTECHNOLOGY - 0.7%
            15,000         Genzyme Corp. (a)(b)                                                               1,033,800
                                                                                                          -------------

                           CHEMICALS  -- 0.4%
         1,000,000         Sinofert Holdings Ltd. (Bermuda)                                                     575,139
                                                                                                          -------------

                           ELECTRONICS - 0.3%
            20,000         Avnet, Inc. (a)(b)                                                                   396,400
                                                                                                          -------------

                           HEALTHCARE - PRODUCTS --  0.9%
           100,000         Hologic, Inc. (a)(b)                                                               1,179,000
                                                                                                          -------------

                           LEISURE TIME - 0.1%
            10,000         Carnival Corp. (Panama) (a)                                                          181,900
                                                                                                          -------------

                           OIL & GAS - 1.5%
            85,000         Advantage Energy Income Fund (Income Trust) (Canada)                                 359,550
            40,000         Bonavista Energy Trust (Income Trust) (Canada)                                       580,715
            30,000         Chesapeake Energy Corp. (a)                                                          474,300
            35,000         Enerplus Resources Fund (Income Trust) (Canada)                                      718,151
                                                                                                          -------------
                                                                                                              2,132,716
                                                                                                          -------------
                           PHARMACEUTICALS -- 2.0%
            60,000         Isis Pharmaceuticals, Inc. (a)(b)                                                    847,800
            14,000         Roche Holding AG (Switzerland) (a)                                                 1,970,880
                                                                                                          -------------
                                                                                                              2,818,680
                                                                                                          -------------
                           RETAIL -- 1.1%
            60,000         GameStop Corp., Class A (a)(b)                                                     1,486,800
                                                                                                          -------------

                           SEMICONDUCTORS - 0.5%
            40,000         ASML Holding NV (a)                                                                  661,600
                                                                                                          -------------

                           TELECOMMUNICATIONS -- 0.5%
            40,000         Amdocs Ltd. (Guernsey) (a)(b)                                                        676,800
                                                                                                          -------------

                           TOTAL COMMON STOCKS - 9.5%
                           (Cost $19,705,611)                                                                13,223,935
                                                                                                          -------------

                           EXCHANGE TRADED FUNDS - 1.4%
            15,000         iShares MSCI EAFE Index Fund (a)                                                     580,500
            15,000         ProShares Ultra Dow30 (a)                                                            395,850
            45,000         ProShares Ultra S&P500 (a)                                                           985,950
                           (Cost $2,014,469)                                                              -------------
                                                                                                              1,962,300
                                                                                                          -------------

                           TOTAL LONG-TERM INVESTMENTS - 91.4%                                              127,074,085
                           (Cost $146,088,211)                                                            -------------

CONTRACTS
(100 SHARES                                                                       EXPIRATION     EXERCISE
PER CONTRACT)              OPTIONS PURCHASED(b)                                   DATE           PRICE            VALUE
-----------------------------------------------------------------------------------------------------------------------
                           CALL OPTIONS PURCHASED -- 0.0%
               350         Exxon Mobil Corp. (a)                                  February 2009  $ 90.00  $       1,750
               250         Darden Restaurants, Inc. (a)                           April 2009       45.00          2,500
                                                                                                          -------------
                                                                                                                  4,250
                                                                                                          -------------
                           PUT OPTIONS PURCHASED -- 0.1%
               100         CARBO Ceramics, Inc.                                   March 2009       35.00         28,750
               500         Citigroup, Inc.                                        February 2009     3.00         17,500
               250         Darden Restaurants, Inc.                               April 2009       22.50         46,250
               350         Exxon Mobil Corp.                                      February 2009    75.00         68,950
                                                                                                          -------------
                                                                                                                161,450
                                                                                                          -------------

                           TOTAL OPTIONS PURCHASED - 0.1%
                           (Cost $268,188)                                                                      165,700
                                                                                                          -------------

                           TOTAL INVESTMENTS -- 91.5%
                           (Cost $146,356,399)                                                              127,239,785
                           Other assets in excess of liabilities - 8.8%                                      12,176,985
                           Total Options Written (Premiums received $619,426) - (0.3%)                         (449,858)
                                                                                                          -------------
                           NET ASSETS - 100.0%                                                            $ 138,966,912
                                                                                                          =============


--------------------------------------------------------------------------------

AG - Stock Corporation
LLC - Limited Liability Corp.
Ltd. - Limited
PLC - Public Limited Company

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(b)      Non-income producing security.
(c) All or a portion of these securities with an aggregate market value of $2,088,120 have been physically segregated to collateralize written call options.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to 13.4% of net assets.
(e)      Security is convertible until December 31, 2049.
(f)      Zero-coupon bond.
(g) Security is a "step up" bond where the coupon increases or steps up at a predetermined date.
(h) Variable rate or floating rate security. The rate shown is as of January 31, 2009.
(i) Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

Ratings shown are per Standard & Poor's and are unaudited. Securities classified as NR are not rated by Standard & Poors.

             Country Breakdown*
             -------------------------------------------------------------------
             United States                                                73.6%
             Switzerland                                                   4.2%
             Canada                                                        3.6%
             Cayman Islands                                                3.1%
             Netherlands                                                   2.8%
             Bermuda                                                       2.8%
             Jersey                                                        2.8%
             Panama                                                        2.2%
             Brazil                                                        1.4%
             Japan                                                         1.3%
             United Kingdom                                                1.0%
             Netherlands Antilles                                          0.6%
             Guernsey                                                      0.5%
             Singapore                                                     0.1%
             -------------------------------------------------------------------
           * As a percentage of total investments. Subject to change daily.

See previously submitted notes to the financial statements for the period ending October 31, 2008.

ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND

CONTRACTS
(100 SHARES                                                       EXPIRATION    EXERCISE
PER CONTRACT)   CALL OPTIONS WRITTEN(a)                                 DATE       PRICE           VALUE
--------------------------------------------------------------------------------------------------------
          50    Akamai Technologies, Inc.                      February 2009   $   17.50        $    500
          50    Akamai Technologies, Inc.                      March 2009          15.00           4,250
          50    Alliant Techsystems, Inc.                      February 2009       90.00             750
          50    Alliant Techsystems, Inc.                      February 2009       95.00             750
         100    Amdocs Ltd.                                    February 2009       20.00             500
         100    Amdocs Ltd.                                    February 2009       17.50           5,000
          25    Apogent Technologies, Inc.                     February 2009       40.00             750
          50    Archer-Daniels-Midland Co.                     February 2009       30.00           2,750
         100    ASML Holding NV                                February 2009       20.00           1,000
          50    ASML Holding NV                                February 2009       17.50           2,250
          50    ASML Holding NV                                March 2009          17.50           4,625
         100    Avnet, Inc.                                    February 2009       20.00           7,500
         100    Avnet, Inc.                                    February 2009       17.50          25,000
         152    Bank of America Corp.                          February 2009        9.00           3,952
         100    Bayer Capital Corp. BV                         February 2009       46.00           2,691
          50    Beckman Coulter, Inc.                          February 2009       50.00           6,500
         100    CA, Inc.                                       February 2009       20.00           1,000
         100    Carnival Corp.                                 February 2009       27.50             500
          50    Carrizo Oil & Gas, Inc.                        March 2009          17.50           3,750
          50    Chesapeake Energy Corp.                        February 2009       17.50           3,500
         100    Chesapeake Energy Corp.                        March 2009          20.00           5,500
          50    Citigroup, Inc.                                February 2009        8.00             100
          75    Core Laboratories LP                           February 2009       80.00           6,000
          75    Danaher Corp.                                  February 2009       60.00           3,750
         250    Darden Restaurants, Inc.                       April 2009          30.00          40,000
          25    DST Systems, Inc.                              February 2009       40.00             125
          10    Elf Special Financing Ltd./Interpublic         March 2009           5.00             150
                Group of Companies, Inc.
          47    EMC Corp.                                      March 2009          12.00           2,068
          50    Entergy Corp.                                  February 2009       85.00           1,550
         350    Exxon Mobil Corp.                              February 2009       80.00          34,650
         100    Freeport-McMoRan Copper & Gold, Inc.           February 2009       30.00           4,600
         200    GameStop Corp., Class A                        February 2009       25.00          32,000
         100    GameStop Corp., Class A                        February 2009       30.00           2,000
         200    GameStop Corp., Class A                        March 2009          30.00          19,000
          25    Genzyme Corp.                                  February 2009       72.50           2,525
          50    Genzyme Corp.                                  February 2009       70.00          11,550
         300    Hologic, Inc.                                  February 2009       15.00           3,000
          25    Hospitality Properties Trust                   February 2009       15.00           1,875
          25    Host Hotels & Resorts LP                       February 2009        7.50             250
          50    iShares MSCI EAFE Index Fund                   February 2009       41.00           3,000
         150    Isis Pharmaceuticals, Inc.                     February 2009       15.00           7,500
         150    Isis Pharmaceuticals, Inc.                     March 2009          15.00          13,500
          25    Keycorp                                        March 2009          10.00             750
          75    Laboratory Corp. of America Holdings           March 2009          65.00           4,312
          75    Life Technologies Corp.                        February 2009       30.00           1,875
          50    Linear Technology Corp.                        February 2009       25.00           1,500
          50    Lonza Finance Ltd.                             March 2009         115.00           6,462
         150    Lorillard, Inc.                                February 2009       60.00          32,250
          50    Lorillard, Inc.                                February 2009       65.00           3,000
         100    Massey Energy Co.                              February 2009       17.50           5,500
          25    Molson Coors Brewing Co.                       February 2009       50.00             125
         100    Mylan, Inc.                                    March 2009          12.50           5,000
          50    NASDAQ OMX Group, Inc. (The)                   February 2009       25.00           2,050
         100    NRG Energy, Inc.                               February 2009       25.00           6,000
          10    ON Semiconductor Corp.                         April 2009           5.00             450
          50    Placer Dome, Inc./Barrick Gold Corp.           February 2009       42.50           3,550
          50    PNC Financial Services Group, Inc.             February 2009       45.00           1,000
          50    ProShares Ultra Dow30                          February 2009       30.00           2,250
          50    ProShares Ultra S&P500                         February 2009       25.00           2,750
         100    Prudential Financial, Inc.                     February 2009       35.00           7,000
          20    Reckson Operating Partnership LP/SL            February 2009       20.00           1,200
                Green Realty Corp.
         100    Roche Holding AG                               February 2009      180.00           4,222
          50    Schering-Plough Corp.                          February 2009       20.00             750
         200    Schering-Plough Corp.                          March 2009          20.00           8,000
           5    Shire PLC                                      March 2009       1,100.00           1,838
          80    SLM Corp.                                      March 2009          15.00           2,400
         100    SLM Corp.                                      April 2009          12.50          15,500
          25    Symantec Corp.                                 March 2009          17.50           1,000
          50    Teva Pharmaceutical Finance LLC                February 2009       45.00             750
         100    Transocean, Inc.                               February 2009       60.00          11,500
          50    Transocean, Inc.                               March 2009          65.00           7,250
          10    UDR, Inc.                                      March 2009          12.50             900
          75    United Therapeutics Corp.                      February 2009       70.00          11,813
         100    Vale Capital Ltd., Ser. RIO                    February 2009       14.00          11,300
         100    Vale Capital Ltd., Ser. RIO                    March 2009          15.00          11,500
          10    Virgin Media, Inc.                             February 2009        5.00             350
          50    Wells Fargo & Co.                              February 2009       24.00           1,550
                                                                                                --------
                TOTAL VALUE OF CALL OPTIONS WRITTEN
                (Premiums received $619,426)                                                    $449,858
                                                                                                --------

(a)      Non-income producing security.

CREDIT DEFAULT SWAPS AGREEMENTS
                                                                                  NOTIONAL                  UNREALIZED
                                                       BUY/SELL     TERMINATION     AMOUNT    PAYING      APPRECIATION
COUNTERPARTY                REFERENCE ENTITY           PROTECTION          DATE      (000)  FIXED RATE  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Citigroup                   Darden Restaurants, Inc.   Buy            3/20/2014  $ (1,500)     2.95%          (13,314)
Citigroup                   Kohl's Corp.               Buy            3/20/2014    (1,000)     2.60%           (4,521)
Citigroup                   Nabors Industries          Buy            3/20/2014    (1,000)     4.00%          (28,567)
Credit Suisse First Boston  Cardinal Health, Inc.      Buy           12/20/2013    (1,000)     1.05%          (19,893)
Credit Suisse First Boston  Darden Restaurants, Inc.   Buy            3/20/2014    (3,000)     3.00%          (56,849)
Credit Suisse First Boston  Republic of Italy          Buy            3/20/2014    (2,000)     1.78%          (14,896)
Credit Suisse First Boston  LVMH Moet Hennessy         Buy            3/20/2014    (1,500)     1.45%           10,316
                            Louis Vuitton
Credit Suisse First Boston  Kingdom of Spain           Buy            3/20/2014    (2,000)     1.35%              633
Credit Suisse First Boston  Renault                    Buy            3/20/2014    (1,500)     3.60%            2,986
                                                                                                          -----------
                                                                                                          $  (124,105)
                                                                                                          ===========

*   For each swap noted, the Fund pays the fixed rate.

FORWARD EXCHANGE CURRENCY CONTRACTS
                                                                                                           UNREALIZED
                                                                                                         APPRECIATION/
SHORT CONTRACTS                                                                     CURRENT VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Canadian Dollar, 1,100,000 expiring 3/18/09                                            $  886,846            $ (5,718)
Euro, 500,000 expiring 3/18/09                                                            640,359              27,741
Japanese Yen, 116,800,000 expiring 3/18/09                                              1,301,578             (24,238)
Pound Sterling, 890,796 expiring 2/3/09 to 3/18/09                                      1,284,064               2,876
Swiss Franc, 1,000,000 expiring 3/18/09                                                   862,042              (9,454)
                                                                                                             --------
Total unrealized appreciation/depreciation for forward exchange currency contracts                           $ (8,793)
                                                                                                             --------

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at January 31, 2009
Description                 Securities        Derivatives           Total
                            ----------        -----------          ---------
(value in $000s)
Assets:
Level 1                      $  39,701         $     166           $  39,867
Level 2                         87,373                45              87,418
Level 3                              -                 -                   -
                             ---------         ---------           ---------
Total                        $ 127,074         $     210           $ 127,284
                             =========         =========           =========

Liabilities:
Level 1                      $       -         $     450           $     450
Level 2                              -               177                 177
Level 3                              -                 -                   -
                             ---------         ---------           ---------
Total                        $       -         $     628           $     627
                             =========         =========           =========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), Is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:     /s/ Tracy V. Maitland
        ------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date:   March 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Tracy V. Maitland
        ------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date:   March 27, 2009

By:     /s/ Robert White
        ------------------------------------------------------------------------
        Robert White
        Treasurer and Chief Financial Officer

Date:   March 27, 2009